Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2017
Balances And Transactions With Related Parties
Schedule of summary of related party transactions

The following is a summary of related party transactions for the years ended December 31, 2017 and 2016:

Company	Country	December 31, 2017				December 31, 2016
		Receivables	Payables	Revenues	Expenses	Receivables	Payables	Revenues	Expenses
SP SYN Participações S.A.	Brazil	$13,853	$—	$860	$—	$12,993	$—	$796	$—
OceanAir Linhas Aéreas, S.A.	Brazil	1,725	4,264	28,906	33,888	3,395	2,623	22,164	19,656
Aerovias Beta Corp.	Panama	977	—	—	—	977	—	—	—
Aeromantenimiento, S.A.	El Salvador	17	—	—	6,22	56	2,561	13	9,196
Transportadora del Meta S.A.S.	Colombia	—	222	18	3,444	17	1,039	2	5,040
Empresariales S.A.S.	Colombia	—	467	3	10,107	9	1,104	4	10,036
Global Operadora Hotelera S.A.S	Colombia	8	636	9	5,340	—	—	—	—
Synergy Aerospace Corp.	Panamá	512	1,262	—	4,201	—	—	—	—
Corp. Hotelera Internac S.A.	El Salvador	—	83	—	432	—	—	—	—
Other		112	253	23	846	1,836	1,745	917	3,484

Subtotal		$17,204	$7,187	$29,819	$58,880	$19,283	$9,072	$23,896	$47,412

		Receivables	Payables			Receivables	Payables
Short–term		$17,204	$7,187			$19,283	$9,072